N-4	Oct. 21, 2024 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	Jackson National Separate Account - I
Entity Central Index Key	0000927730
Entity Investment Company Type	N-4
Document Period End Date	Oct. 11, 2024
Amendment Flag	false
Fees and Expenses [Text Block]
The current minimum and maximum annual fees (for a single optional benefit), as displayed in the “Ongoing Fees and Expenses (annual charges)” section of the table contained in the “IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT” section of the prospectus are:

ANNUAL FEE	MINIMUM	MAXIMUM
3. Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	0.20%	0.80%

3.    The minimum fee reflects an annualized percentage of Contract Value. The maximum fee reflects an annualized percentage of the GWB.
The current lowest and highest annual cost estimates, as displayed in the “Ongoing Fees and Expenses (annual charges)” section of the table contained in the “IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT” section of the prospectus are:

LOWEST ANNUAL COST: $633	HIGHEST ANNUAL COST: $4,027
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Fund fees and expenses
•No add-on benefits
•No sales charges
•No additional purchase payments, transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of add-on benefits and Fund fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

Ongoing Fees and Expenses [Table Text Block]

ANNUAL FEE	MINIMUM	MAXIMUM
3. Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	0.20%	0.80%

3.    The minimum fee reflects an annualized percentage of Contract Value. The maximum fee reflects an annualized percentage of the GWB.

Optional Benefits Minimum [Percent]	0.20%
Optional Benefits Maximum [Percent]	0.80%
Optional Benefits Footnotes [Text Block]	The minimum fee reflects an annualized percentage of Contract Value. The maximum fee reflects an annualized percentage of the GWB.
Lowest and Highest Annual Cost [Table Text Block]

LOWEST ANNUAL COST: $633	HIGHEST ANNUAL COST: $4,027
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Fund fees and expenses
•No add-on benefits
•No sales charges
•No additional purchase payments, transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of add-on benefits and Fund fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

Lowest Annual Cost [Dollars]	$ 633
Highest Annual Cost [Dollars]	$ 4,027
Lowest Annual Cost Footnotes [Text Block]
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Fund fees and expenses
•No add-on benefits
•No sales charges
•No additional purchase payments, transfers or withdrawals

Highest Annual Cost Footnotes [Text Block]
Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of add-on benefits and Fund fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

Item 4. Fee Table [Text Block]
The GAWA percentage and the current annual charges during the Deferral and Withdrawal Periods for the Jackson +Protect GMWB add-on benefit are:

Add-On Benefit Name	GAWA%	Current Annual Charge
		Deferral Period	Withdrawal Period
Jackson +Protect GMWB	4.00%	0.35%	0.80%

The current annual charge for the Return of Premium GMDB add-on benefit is:

Add-on Benefit Name	Current Annual Charge
Return of Premium GMDB	0.20%

Annual Contract Expenses [Table Text Block]

Add-On Benefit Name	GAWA%	Current Annual Charge
		Deferral Period	Withdrawal Period
Jackson +Protect GMWB	4.00%	0.35%	0.80%

Add-on Benefit Name	Current Annual Charge
Return of Premium GMDB	0.20%

Jackson +Protect Guaranteed Minimum Withdrawal Benefit (“GMWB”) [Member]
Prospectus:
Name of Benefit [Text Block]	Jackson +Protect GMWB
Name of Benefit [Text Block]	Jackson +Protect GMWB
Jackson +Protect Guaranteed Minimum Withdrawal Benefit (“GMWB”), Deferral Period [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%
Jackson +Protect Guaranteed Minimum Withdrawal Benefit (“GMWB”), Withdrawal Period [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
Return Of Premium Guaranteed Minimum Death Benefit (“GMDB”) [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	0.20%
Name of Benefit [Text Block]	Return of Premium GMDB
Optional Benefit Expense (of Other Amount), Current [Percent]	0.20%
Name of Benefit [Text Block]	Return of Premium GMDB